Subsequent Events (Details)	1 Months Ended				12 Months Ended
	Dec. 30, 2022 USD ($)	Dec. 16, 2022 USD ($) $ / shares shares	May 25, 2022 USD ($)	Dec. 23, 2021 USD ($)	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 SGD ($) shares	Oct. 31, 2021 shares
Subsequent Events (Details) [Line Items]
Ordinary shares issued (in Shares) | shares					50,000,000	50,000,000	50,000,000
Ordinary shares issued and outstanding (in Shares) | shares					50,000,000	50,000,000	50,000,000
Paid dividends			$ 11,800,000	$ 8,050,000
Received amount			$ 6,478,200		$ 8,289,902
Lease agreements expire date					Mar. 14, 2025	Mar. 14, 2025
Payments of rent					$ 5,512	$ 7,800
Singapore [Member]
Subsequent Events (Details) [Line Items]
Payments of rent					$ 7,800
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible note		$ 500,000
Conversion price (in Dollars per share) | $ / shares		$ 10
Paid dividends	$ 2,000,000
Received amount	1,220,000
Non-controlling shareholder received	$ 780,000
SPAC Transaction [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares) | shares		2,719,579
Ordinary shares issued (in Shares) | shares		52,774,579
Ordinary shares issued and outstanding (in Shares) | shares		52,774,579
Pacifico’s [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares) | shares		55,000